ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Mar. 31, 2018
ASSET RETIREMENT OBLIGATIONS
Schedule of movements in asset retirement obligations

	Thousands of Yen
	2017	2018
Balance at beginning of year	¥49,005	¥49,981
Liabilities incurred during the year	—	—
Accretion expense	976	401
Other	—	(582)
Balance at end of year	¥49,981	¥49,800